Post-retirement benefit obligations - Investments (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019
South Africa
Pension benefits
Percentage of members electing to transfer to the defined benefit plan	99.00%
Ordinary shares included in the plan assets		2,079,248		1,681,008
Value of ordinary shares included in the plan assets		R 275		R 589
Value of property occupied included in the plan assets		R 1,555		R 1,561
Pension fund assets
Equities	47.00%		53.00%
Resources	5.00%		6.00%
Industrials	2.00%		2.00%
Consumer discretionary	9.00%		10.00%
Consumer staples	9.00%		11.00%
Healthcare	5.00%		5.00%
Information technologies	6.00%		5.00%
Telecommunications	3.00%		3.00%
Financials (ex real estate)	8.00%		11.00%
Fixed interest	17.00%		13.00%
Direct property	15.00%		15.00%
Listed property	2.00%		4.00%
Cash and cash equivalents	7.00%		4.00%
Third party managed assets	12.00%		11.00%
Total	100.00%		100.00%
US
Pension fund assets
Equities	35.00%		38.00%
Resources	5.00%		7.00%
Industrials	4.00%		4.00%
Consumer discretionary	4.00%		4.00%
Consumer staples	2.00%		3.00%
Healthcare	5.00%		4.00%
Information technologies	7.00%		7.00%
Telecommunications	3.00%		2.00%
Financials (ex real estate)	5.00%		7.00%
Fixed interest	49.00%		49.00%
Direct property	6.00%		5.00%
Other	10.00%		8.00%
Total	100.00%		100.00%